CONSOLIDATED BALANCE SHEET DETAIL (Details 1) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Accrued expenses	$ 202,160	$ 40,615
Accrued bonuses
Accrued expenses	172,500	25,000
Wages and employee benefits
Accrued expenses	25,660	4,915
Professional fees and consulting
Accrued expenses	4,000	3,800
Other
Accrued expenses	$ 0	$ 6,900